1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Significant Accounting Policies [Text Block]
1. Summary of Significant Accounting Policies

The Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America and conform with general practices within the banking industry. A description of the significant accounting policies follows:

Nature of Operations - Princeton National Bancorp, Inc. (“the Corporation”) is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiary, Citizens First National Bank (“the Bank” or “subsidiary bank”). The Bank is primarily engaged in providing a full range of banking and financial services to individual and corporate customers located primarily in North Central Illinois. The Bank is subject to competition from other financial institutions. The Bank is subject to the regulation of certain federal and state agencies and undergoes periodic examinations by those regulatory authorities.

Basis of Consolidation - The Consolidated Financial Statements of the Corporation include the accounts of the Corporation and its wholly-owned subsidiary, Citizens First National Bank. Intercompany accounts and transactions have been eliminated in consolidation. The Corporation, through the subsidiary bank, operates in a single segment engaging in general retail and commercial banking.

Use of Estimates - In order to prepare the Corporation’s Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America, management is required to make certain estimates that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. These estimates may differ from actual results.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, fair value measurements of investment securities, income tax accruals and deferrals, evaluation of the impairment of intangibles and mortgage servicing rights.

Interest-bearing Deposits with Financial Institutions - Interest-bearing deposits with financial institutions mature within one year and are carried at cost.

Investment Securities - Investment securities which the Corporation has the positive intent and ability to hold to maturity are classified as held-to-maturity and recorded at amortized cost. The Corporation does not have a trading portfolio. All other investment securities that are not classified as held-to-maturity are classified as available-for-sale. Investment securities available-for-sale are recorded at fair value, with any changes in fair value reflected as a separate component of stockholders’ equity, net of related tax effects. Gains and losses on the sales of securities are determined using the specific identification method. Premiums and discounts on investment securities are amortized or accreted over the contractual lives of those securities. The method of amortization or accretion results in a constant effective yield on those securities (the interest method). Any security for which there has been other than temporary impairment of value is written down to its estimated market value through a charge to earnings.

For debt securities with fair value below carrying value when the Corporation does not intend to sell a debt security, and it is more likely than not the Corporation will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

Federal Reserve and Federal Home Loan Bank Stock - The subsidiary bank held Federal Home Loan Bank and Federal Reserve Bank stock totaling $2,373 and $2,127 at December 31, 2011, and $2,373 and $2,125 at December 31, 2010, respectively. During the third quarter of 2007, the Federal Home Loan Bank of Chicago received a Cease and Desist Order from their regulator, the Federal Housing Finance Agency. The Federal Home Loan Bank will continue to provide liquidity and funding through advances; however, the order prohibited capital stock repurchases until a time to be determined by the Federal Housing Finance Board and required their approval for dividends. In the fourth quarter 2011, the Federal Home Loan Bank received approval from the regulator of their Capital Stock Conversion Plan and the reinstatement of capital stock repurchases to begin in 2012.  With regard to dividends, the Federal Home Loan Bank of Chicago continues to assess its dividend capacity each quarter and make appropriate request for approval. While there were no dividends paid in 2010 or 2009, dividends were declared and paid by the Federal Home Loan Bank in 2011. Management performed an impairment analysis and deemed the cost-method investment in Federal Home Loan Bank stock was ultimately recoverable.

Loans Held For Sale - Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to non-interest income. Gains and losses on loan sales are recorded in non-interest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in non-interest income upon sale of the loan.

Loans - Loans are stated at the principal amount outstanding, net of unearned interest and allowance for loan losses. Interest on commercial, real estate and certain installment loans is credited to operations as earned, based upon the principal amount outstanding. Interest on other installment loans is credited to operations using a method which approximates the interest method. Certain non-refundable loan origination fees and direct costs are deferred at the time a loan is originated. Net deferred loan fees are recognized as yield adjustments over the contractual life of the loans using the interest method.

It is the subsidiary bank’s policy to discontinue the accrual of interest on any loan when, in the opinion of management, full and timely payment of principal and interest is not expected, or principal and interest is due and remains unpaid for 90 days or more, unless the loan is both well-secured and in the process of collection. Interest on these loans is recorded as income only when the collection of principal has been assured and only to the extent interest payments are received.

Impaired loans are measured based on current information and events, if it is probable the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Certain groups of small-balance homogeneous loans, which are collectively evaluated for impairment and are generally represented by consumer and residential mortgage loans and loans held-for-sale, are not analyzed individually for impairment. The Corporation generally identifies impaired loans within the non-accrual and restructured commercial and commercial real estate portfolios on an individual loan-by-loan basis. The measurement of impaired loans is generally based on the fair value of the related collateral.

Allowance for Loan Losses - The allowance for loan losses is increased by provisions charged to operating expense and decreased by charge-offs, net of recoveries, and is available to absorb probable losses on loans. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance is based on factors that include overall composition of the loan portfolio, types of loans, past loss experience, loan delinquencies, substandard and doubtful credits, and such other factors that, in management’s best judgment, deserve evaluation in estimating loan losses.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the subsidiary bank’s allowance for loan losses. Such agencies may require the subsidiary bank to recognize additions to the allowance for loan losses based on their judgments of information available to them at the time of their examination.

The allowance consists of allocated and general components. The allocated components relate to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical charge-off experience and expected loss given default derived from the Corporation’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Corporation does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Sales of First Mortgage Loans and Loan Servicing - The subsidiary bank sells certain first mortgage loans on a non-recourse basis. The total cost of these loans is allocated between loans and servicing rights, based on the relative fair value of each. Loan servicing fees are recognized to income, and loan servicing costs are charged to expense, as incurred. Loans held-for-sale are stated at the lower of aggregate cost or market. Mortgage loans serviced for others are not included in the accompanying Consolidated Balance Sheets.

The Corporation recognizes as a separate asset the rights to service mortgage loans for others. Mortgage servicing rights are recorded at the lower of cost or market value and are included in other assets in the Consolidated Balance Sheets. Mortgage servicing rights are amortized in proportion to the amount of principal received on loans serviced. The amortization of capitalized mortgage servicing rights is reflected in the Consolidated Statements of Operations as a reduction to mortgage banking income. Impairment of mortgage servicing rights is assessed based on the fair value of those rights. Fair values are estimated using discounted cash flows based on a current market interest rate. For purposes of measuring impairment, the rights are stratified based on the predominant risk characteristics of the underlying loans. The predominant characteristic currently used for stratification is type of loan. The amount of impairment recognized is the amount by which the capitalized mortgage servicing rights for a stratum exceed their fair value.

Premises and Equipment - Premises and equipment are carried at cost, less accumulated depreciation. Depreciation is computed on the straight-line basis over the estimated useful lives of the assets, as follows: buildings, fifteen to forty years and furniture and equipment, three to fifteen years. The carrying amounts of assets sold or retired and the related accumulated depreciation are eliminated from the accounts, and any resulting gains or losses are reflected in income.

Intangible Assets - The Corporation has identifiable intangible assets assigned to core deposit relationships and customer lists acquired. Identifiable intangible assets generally arise from branches acquired that the Corporation accounted for as purchases. Such assets consist of the excess of the purchase price over the fair value of net assets acquired, with specific amounts assigned to core deposit relationships. Intangible assets are amortized by the straight-line method over various periods up to fifteen years. Management reviews intangible assets for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. As of December 31, 2011, no impairment was deemed necessary.

Other Real Estate Owned - Other real estate owned represents assets to which the subsidiary bank has acquired legal title in satisfaction of indebtedness. Such real estate is recorded at the lower of cost or fair market value at the date of acquisition, less estimated selling costs. Any deficiency at the date of transfer is charged to the allowance for loan losses. Subsequent declines in value, based on changes in market conditions, are recorded to expense as incurred. Gains or losses on the disposition of other real estate owned are recorded to the income statement in the period in which they are realized.

Income Taxes - The Corporation accounts for income taxes in accordance with income tax accounting guidance (ASC 740 – Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Corporation determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Corporation recognizes interest and penalties on income taxes as a component of income tax expense.

The Corporation files consolidated income tax returns with its subsidiaries.

Trust Assets - Assets held in fiduciary or agency capacities are not included in the Consolidated Balance Sheets since such items are not assets of the Corporation. Fees from trust activities are recorded on an accrual basis over the period in which the service is provided. Fees are a function of the market value of assets managed and administered, the volume of transactions and fees for other services rendered, as set forth in the underlying client agreement with fiduciary services. This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes. Generally, the actual trust fee is charged to each account on a monthly prorated basis. Any out-of-pocket expenses for services not typically covered by the fee schedule for trust activities are charged directly to the trust account on a gross basis as trust revenue is incurred. The Corporation was the manager or administrator of 905 trust accounts with assets totaling approximately $166,597 at December 31, 2011 and 907 trust accounts with assets totaling approximately $175,519 at December 31, 2010.

Treasury Stock - Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.

Transfers of Financial Assets - Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation - put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Earnings (Loss) Per Share - Basic earnings (loss) per share represents income (loss) available to common stockholders divided by the weighted-average number of common shares outstanding each period. Diluted earnings (loss) per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Corporation relate solely to outstanding stock options and warrants issued in conjunction with the Capital Purchase Program/Troubled Asset Relief Program (TARP). (See Note 19 - “Capital Purchase Program/Troubled Asset Relief Program (TARP)” in the Notes to Consolidated Financial Statements.

Treasury shares are not deemed outstanding for earnings (loss) per share calculations.

Comprehensive Income (Loss) - Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss), net of applicable income taxes. Other comprehensive income (loss) includes unrealized appreciation (depreciation) on available-for-sale securities and changes in the funded status of the post-retirement health care plan.

Cash Equivalents - The Corporation considers all liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2011 and 2010, cash equivalents consisted of non-interest bearing and interest-bearing cash accounts.

The financial institutions holding the Corporation’s cash accounts are participating in the FDIC’s Transaction Account Guarantee Program. Under that program, through December 31, 2010, all non-interest bearing transaction accounts are fully guaranteed by the FDIC for the entire amount in the account. Pursuant to legislation enacted in 2010, the FDIC will fully insure all non-interest bearing transaction accounts beginning December 31, 2010 through December 31, 2012, at all FDIC-insured institutions.

The Corporation’s interest-bearing cash accounts are held at the Federal Home Loan and Federal Reserve Banks of Chicago and are fully guaranteed for the entire amount in the account.

Reclassification - Certain amounts in the 2010 and 2009 Consolidated Financial Statements have been reclassified to conform to the 2011 presentation. These reclassifications had no effect on net income.

Stock Options - At December 31, 2011 and 2010, the Corporation had a share-based employee compensation plan, which is described more fully in Note 14 - “Employee, Officer and Director Benefit Plans” in the Notes to Consolidated Financial Statements. The Corporation accounts for this plan under the recognition and measurement principles of Financial Accounting Standards Board Accounting Standards Codification 718 (ASC 718), “Share-Based Payment.” The number of shares of common stock authorized under the stock option plans is 802,500. The exercise price must be at least 100% of the fair market value of the common stock on the date of the grant, and the option term cannot exceed ten years.

Beginning in 2010, the Corporation awarded nonvested shares at no cost to certain officers as described more fully in Note 14 - “Employee, Officer and Director Benefit Plans” in the Notes to Consolidated Financial Statements. The Corporation also accounts for this plan under the recognition and measurement principles of ASC 718, “Share-Based Payment.”

Impact of New Accounting Standards - In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements by U.S. GAAP and IFRSs.”  The amendments in this ASU generally represent clarifications of FASB ASC Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively.  For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.  The adoption of this ASU is not expected to have any impact on the Corporation’s consolidated financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Amendments to Topic 220, Comprehensive Income.”  Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in this ASU should be applied retrospectively.  For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  Early adoption is permitted, because compliance with the amendments is already permitted.  The amendments do not require any transition disclosures.  The Corporation plans to adopt the ASU during the first quarter of 2012 with a separate statement of comprehensive income.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment.”  The update provides entities with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit.  If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any.  Under the amendments in ASU No. 2011-08, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test.  An entity may resume performing the qualitative assessment in any subsequent period.  The amendments enacted by ASU No. 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for the nonpublic entities, have not yet been made available for issuance.  The adoption of this update is not expected to have any impact on the Corporation’s consolidated financial position or results of operations.